Expense Example	Nov. 12, 2026 USD ($)
Tradr 2X Long Anthropic Daily ETF | Tradr 2X Long Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short Anthropic Daily ETF | Tradr 2X Short Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471